Statements of Consolidated Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	$ 671	$ 718
Property, plant, and equipment	54,681	63,621
Right-of-use assets	38,060	44,275
Non-current financial assets	7,853	8,791
Total non-current assets	101,265	117,406
Current assets
Trade receivables	569	772
Subsidies receivables	20,900	14,496
Other current assets	7,722	9,078
Current financial assets	67,107	7,907
Cash and cash equivalents	136,708	89,789
Total current assets	233,005	122,043
Total assets held for sale	0	21,768
TOTAL ASSETS	334,270	261,216
Shareholders' equity
Share capital	4,365	2,955
Premiums related to the share capital	522,785	583,122
Currency translation adjustment	(36,690)	(28,605)
Retained earnings	(304,707)	(333,365)
Net income (loss)	(101,059)	(106,139)
Total shareholders' equity - Group Share	84,695	117,968
Non-controlling interests	0	7,973
Total shareholders' equity	84,695	125,941
Non-current liabilities
Non-current financial liabilities	49,125	20,531
Non-current lease debts	42,948	49,358
Non-current provisions	2,200	2,390
Deferred tax liabilities	158
Total non-current liabilities	94,431	72,279
Current liabilities
Current financial liabilities	5,289	5,088
Current lease debts	8,502	7,872
Trade payables	19,069	21,456
Deferred income and contract liabilities	110,325	59
Current provisions	1,740	477
Other current liabilities	10,219	13,179
Total current liabilities	155,144	48,131
Total liabilities related to asset held for sale	0	14,864
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 334,270	$ 261,216